CAPITALIZED SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
SCHEDULE OF CAPITALIZED SOFTWARE
	December 31,
	2024	2023
EDM software	$388,338	$-
Total capitalized software	388,338	-
Less accumulated amortization	-	-
Total capitalized software, net	$388,338	$-